Property, Plant and Equipment - Estimated Service Lives of Property, Plant and Equipment - Assets Subject to Operating Leases (Detail) - Property, plant and equipment subject to operating leases [member]
12 Months Ended
Dec. 31, 2023
Main buildings [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	35 years
Main buildings [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	60 years
Other building facilities [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Other building facilities [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	15 years